UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/01
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     James M. Myers Research, Inc.
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Address:  126 Cottage Place
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          Charlotte, NC  28207
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Form 13F File Number: 28-  5384
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     H.K. Hallett
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Title:    President
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Phone:    704-333-1710
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Signature, Place, and Date of Signing:

/s/ H.K. Hallett                    Charlotte, NC  28207              02/14/02
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  52
                                        -------------------

Form 13F Information Table Value Total:  $ 239,431
                                        -------------------
                                            (thousands)

List of Other Included Managers:

NONE

                          Form 13F INFORMATIONAL TABLE

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        COLUMN 1                 COLUMN 2          COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
     NAME OF ISSUER               TITLE             CUSIP      VALUE    SHRS OR  SH/  PR/   INVESTMENT   OTHER     VOTING AUTHORITY
                                   OF                         (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
                                  CLASS
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                      COM               002824100    8,688     155,846      SH     SOLE                           155,846
ALASKA COMMNCT SYS GRP COMM      COM               01167P101      481      60,292      SH     SOLE                            60,292
ALCOA INC                        COM               013817101    4,618     129,910      SH     SOLE                           129,910
AMERICAN EXPRESS                 COM               025816109    5,593     156,721      SH     SOLE                           156,721
AMERICAN INTL GROUP              COM               026874107    9,712     122,317      SH     SOLE                           122,317
ANALOG DEVICES                   COM               032654105    4,050      91,245      SH     SOLE                            91,245
AUTO DATA PROCESSING             COM               053015103   12,549     213,061      SH     SOLE                           213,061
BANK  NEW YORK INC               COM               064057102      520      12,748      SH     SOLE                            12,748
BANK OF AMERICA CORP             COM               060505104    1,854      29,449      SH     SOLE                            29,449
BERKSHIRE HATHAWAY CL A          COM               084670108    9,528         126      SH     SOLE                               126
BERKSHIRE HATHAWAY CL B          COM               084670207   12,236       4,846      SH     SOLE                             4,846
CABLEVISION SYS CORP CL A        COM               12686C109    7,694     162,148      SH     SOLE                           162,148
CATELLUS DEV CORP COM            COM               149111106    5,476     297,605      SH     SOLE                           297,605
COMCAST CORP - SPECIAL A         COM               200300200    4,786     132,950      SH     SOLE                           132,950
COMMONWEALTH TELEPHONE           COM               203349105      981      21,562      SH     SOLE                            21,562
ENTERPRISES INC NEW
DUKE ENERGY CORP                 COM               264399106      775      19,751      SH     SOLE                            19,751
FIRST CHARTER CORP               COM               319439105    2,522     149,150      SH     SOLE                           149,150
FLOWERS FOODS INC                COM               343498101    5,891     147,565      SH     SOLE                           147,565
GEMSTAR - TV GUIDE INTL INC      COM               G3788V106    2,749      99,245      SH     SOLE                            99,245
GILLETTE CO                      COM               375766102    7,213     215,972      SH     SOLE                           215,972
HANCOCK HOLDING CO               COM               410120109      331       7,686      SH     SOLE                             7,686
HONEYWELL INTERNATIONAL INC      COM               438516106    3,771     111,500      SH     SOLE                           111,500
IDT CORP                         COM               448947101    4,675     239,638      SH     SOLE                           239,638
IDT CORP CL B                    COM               448947307    4,242     255,391      SH     SOLE                           255,391
ILLINOIS TOOL WORKS              COM               452308109    8,428     124,450      SH     SOLE                           124,450
INTERPUBLIC GROUP                COM               460690100    6,641     224,826      SH     SOLE                           224,826
ISTAR FINANCIAL                  COM               45031U408    6,592     264,208      SH     SOLE                           264,208
JEFFFERSON PILOT COPR            COM               475070108    6,098     131,802      SH     SOLE                           131,802
KANSAS CITY SOUTHERN INC         COM               485170302      356      25,216      SH     SOLE                            25,216
KINDER MORGAN ENERGY UT LTD      COM              4944550106    5,095     134,724      SH     SOLE                           134,724
PARTNERS
MARTIN MARIETTA MATLS COM        COM               573284106    8,330     178,757      SH     SOLE                           178,757
MERRILL LYNCH & CO INC           COM               590188108    1,970      37,801      SH     SOLE                            37,801
MICROSOFT                        COM               594918104    1,075      16,223      SH     SOLE                            16,223
NORTH PITTSBURGH SYS I           COM               661562108      363      19,642      SH     SOLE                            19,642
NORTHERN BORDER PARTNR UNIT LTD  COM               664785102      453      11,618      SH     SOLE                            11,618
PARTN
OMNICON GROUP ING                COM               681919106      994      11,125      SH     SOLE                            11,125
PFIZER                           COM               717081103   10,744     269,607      SH     SOLE                           269,607
PHARMACIA CORP                   COM               71712U102    3,944      92,475      SH     SOLE                            92,475
PHILIP MORRIS COS INC            COM               718154107      610      13,297      SH     SOLE                            13,297
PHILLIPS PETROLEUM CO            COM               718507106    5,802      96,280      SH     SOLE                            96,280
PLUM CREEK TIMBER CO             COM               729251108    6,219     219,376      SH     SOLE                           219,376
POTASH CORP SASK INC             COM               73755L107      556       9,053      SH     SOLE                             9,053
PULITZER PUBLISHING              COM               745771105    3,626      71,105      SH     SOLE                            71,105
REYNOLDS RJ TOB HLDGS            COM                              479       8,515      SH     SOLE                             8,515
SCHERING PLOUGH CORP             COM               806605101    5,334     148,942      SH     SOLE                           148,942
SEALED AIR                       COM               812115103    7,621     186,690      SH     SOLE                           186,690
UNITED PARCEL SERVICE CL B       COM               911312106      479       8,792      SH     SOLE                             8,792
UST INC COM                      COM               902911106    6,553     187,240      SH     SOLE                           187,240
VIACOM INC CL B                  COM               925524100      331       7,486      SH     SOLE                             7,486
VORNADO RLTY TRUST               COM               929042109    9,124     219,319      SH     SOLE                           219,319
WACHOVIA CORP 2ND NEW            COM               929990372    1,314      41,892      SH     SOLE                            41,892
WELLS FARGO & CO                 COM               949740108    9,365     215,530      SH     SOLE                           215,530